Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Changes in Goodwill

	2017	2016
	£m	£m
Cost at 1 January	5,965	5,162
Exchange adjustments	(228)	814
Additions through business combinations (Note 38)	—	7
Transfer to assets held for sale	(3)	(18)

Cost at 31 December	5,734	5,965

Net book value at 1 January	5,965	5,162

Net book value at 31 December	5,734	5,965

Summary of Goodwill Allocated to Segments

	2017	2016
	£m	£m
Cost at 1 January	5,965	5,162
Exchange adjustments	(228)	814
Additions through business combinations (Note 38)	—	7
Transfer to assets held for sale	(3)	(18)

Cost at 31 December	5,734	5,965

Net book value at 1 January	5,965	5,162

Net book value at 31 December	5,734	5,965

Goodwill is allocated to the Group’s segments as follows:

	2017	2016
	£m	£m
Pharmaceuticals	3,172	3,288
Vaccines	1,302	1,353
Consumer Healthcare	1,260	1,324

Net book value at 31 December	5,734	5,965

Schedule of Discounted Cash Flow Models Used in Impairment Tests

Details relating to the discounted cash flow models used in the impairment tests of the Pharmaceuticals, Vaccines and Consumer Healthcare cash generating units are as follows:

Valuation basis	Fair value less costs of disposal

Key assumptions	Sales growth rates
	Profit margins
	Terminal growth rate
	Discount rate
	Taxation rate

Determination of assumptions	Growth rates are internal forecasts based on both internal and external market information.
	Margins reflect past experience, adjusted for expected changes.
	Terminal growth rates based on management’s estimate of future long-term average growth rates.
	Discount rates based on Group WACC, adjusted where appropriate.
	Taxation rates based on appropriate rates for each region.

Period of specific projected cash flows	Five years

Terminal growth rate and discount rate		Terminal growth rate	Discount rate
	Pharmaceuticals	1% p.a.	7%
	Vaccines	2% p.a.	7%
	Consumer Healthcare	2% p.a.	7%